UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:          Errol M Rudman

Address:       712 Fifth Avenue
               20th Floor
               New York, NY 10019

13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Errol M Rudman
Title:  Investment Manager
Phone:  (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman                New York, New York        February 9, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $293,020
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                          FORM 13F INFORMATION TABLE
                                                              Errol M Rudman
                                                             December 31, 2006


COLUMN 1                    COLUMN 2          COLUMN 3     COLUMN 4      COLUMN 5          COLUMN 6  COLUMN 7         COLUMN 8
                           TITLE OF                         VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING  AUTHORITY
NAME OF ISSUER               CLASS            CUSIP        (X1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE

AKAMAI TECHNOLOGIES INC       COM             00971T101    11,219     211,200   SH          SOLE      NONE      211,200
ALLTEL CORP                   COM             020039103    10,796     178,500   SH          SOLE      NONE      178,500
ALTIRIS INC                   COM             02148M100    11,360     447,600   SH          SOLE      NONE      447,600
AMGEN INC                     COM             031162100     3,006      44,010   SH          SOLE      NONE       44,010
AMPHENOL CORP NEW             CL A            032095101     6,137      98,857   SH          SOLE      NONE       98,857
BEACON ROOFING SUPPLY INC     COM             073685109     7,902     419,850   SH          SOLE      NONE      419,850
BELDEN CDT INC                COM             077454106    10,449     267,300   SH          SOLE      NONE      267,300
BIOMIMETIC THERAPEUTICS INC   COM             09064X101     1,319     100,000   SH          SOLE      NONE      100,000
BROADWING CORP                COM             11161E101     2,017     129,100   SH          SOLE      NONE      129,100
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109    10,899     382,690   SH          SOLE      NONE      382,690
CAREMARK RX INC               COM             141705103     6,693     117,200   SH          SOLE      NONE      117,200
CIT GROUP INC                 COM             125581108     4,973      89,175   SH          SOLE      NONE       89,175
CITIGROUP INC                 COM             172967101     5,715     102,600   SH          SOLE      NONE      102,600
COCA COLA ENTERPRISES INC     COM             191219104     4,084     200,000   SH   CALL   SOLE      NONE      200,000
COMMSCOPE INC                 COM             203372107     6,200     203,400   SH          SOLE      NONE      203,400
CVS CORP                      COM             126650100     9,820     317,700   SH          SOLE      NONE      317,700
EVERGREEN ENERGY INC          COM             30024B104     1,045     105,000   SH          SOLE      NONE      105,000
EXPRESS SCRIPTS INC           COM             302182100     7,876     110,000   SH          SOLE      NONE      110,000
HARRIS CORP DEL               COM             413875105     5,549     121,000   SH          SOLE      NONE      121,000
HOME DEPOT INC                COM             437076102     3,936      98,000   SH          SOLE      NONE       98,000
HUDSON CITY BANCORP           COM             443683107     2,473     178,200   SH          SOLE      NONE      178,200
ICONIX BRAND GROUP INC        COM             451055107     5,429     280,000   SH          SOLE      NONE      280,000
INPHONIC INC                  COM             45772G105       721      65,000   SH          SOLE      NONE       65,000
INTERFACE INC                 CL A            458665106     2,996     210,675   SH          SOLE      NONE      210,675
INTERLINE BRANDS INC          COM             458743101       977      43,500   SH          SOLE      NONE       43,500
JP MORGAN CHASE & CO          COM             46625H100     6,184     128,032   SH          SOLE      NONE      128,032
LAZARD LTD                    SHS A           G54050102    14,874     314,200   SH          SOLE      NONE      314,200
LIBERTY GLOBAL INC            COM SER A       530555101     2,797      95,964   SH          SOLE      NONE       95,964
LIBERTY GLOBAL INC            COM SER C       530555309     1,550      55,364   SH          SOLE      NONE       55,364
LIFEPOINT HOSPITALS INC       COM             53219L109     5,431     161,154   SH          SOLE      NONE      161,154
MEDCO HEALTH SOLUTIONS INC    COM             58405U102    12,323     230,600   SH          SOLE      NONE      230,600
MERRILL LYNCH & CO INC        COM             590188108     6,159      66,150   SH          SOLE      NONE       66,150
MOHAWK INDS INC               COM             608190104     9,575     127,900   SH          SOLE      NONE      127,900
MOLEX INC                     COM             608554101     7,047     222,800   SH          SOLE      NONE      222,800
MOLEX INC                     COM             608554101     1,582      50,000   SH    CALL  SOLE      NONE       50,000
NOVATEL WIRELESS INC          COM NEW         66987M604     1,070     110,700   SH          SOLE      NONE      110,700
OPENTV CORP                   CL A            G67543101       464     200,000   SH          SOLE      NONE      200,000
PFIZER INC                    COM             717081103     1,295      50,000   SH          SOLE      NONE       50,000
RITCHIE BROS AUCTIONEERS      COM             767744105     8,864     165,550   SH          SOLE      NONE      165,550
RUSH ENTERPRISES INC          CL A            781846209     2,406     142,200   SH          SOLE      NONE      142,200
SAVVIS INC                    COM NEW         805423308     6,196     173,500   SH          SOLE      NONE      173,500
STRATEX NETWORKS INC          COM             86279T109     8,197   1,697,200   SH          SOLE      NONE    1,697,200
SUPERVALU INC                 COM             868536103     9,138     255,600   SH          SOLE      NONE      255,600
TIME WARNER TELECOM INC       CL A            887319101    16,867     846,320   SH          SOLE      NONE      846,320
TIME WARNER INC               COM             887317105     3,703     170,000   SH          SOLE      NONE      170,000
TRANSDIGM GROUP INC           COM             893641100     9,952     375,400   SH          SOLE      NONE      375,400
TYCO INTL LTD NEW             COM             902124106     6,849     225,300   SH          SOLE      NONE      225,300
US LEC CORP                   CL A            90331S109       636      68,300   SH          SOLE      NONE       68,300
VIACOM INC NEW                CL B            92553P201     6,271     152,850   SH          SOLE      NONE      152,850

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